SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:-    SHAREHOLDERS' EQUITY

The Company's shares are listed for trade on the NASDAQ National Market under the symbol "RDWR".

a.	Rights of shares:

Ordinary shares:

The Ordinary shares confer upon the holders the right to receive notice to participate and vote in shareholders meetings of the Company and to receive dividend, if declared.

b.	Treasury stock:

In April 2013 the Company's Board of Directors authorized the repurchase of up to an aggregate of $ 40,000 of the Company's Ordinary shares in the open market, subject to normal trading restrictions. During 2013 the Company purchased a total of 536,557 of its Ordinary shares for total consideration of $ 7,902. Total consideration for the purchase of these Ordinary shares was recorded as Treasury shares, at cost, as part of shareholders' equity.

c.	Dividends:

Dividends, if any, will be paid in NIS. Dividends paid to shareholders outside Israel may be converted to U.S. dollars on the basis of the exchange rate prevailing at the date of the conversion. The Company does not intend to pay cash dividends in the foreseeable future.

d.	Stock Option Plans:

The Company has two stock option plans, the Company's Key Employee Share Incentive Plan (1997) as amended and restated and the Directors and Consultants Option Plan ("the Stock Option Plans"). Under the Stock Option Plans, options may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The exercise price per share under the Stock Option Plans was generally not less than the market price of an Ordinary share at the date of grant. The options expire between 5.2 years to 6 years from the grant date. The options vest primarily over four years. Each option is exercisable for one Ordinary share. Any options, which are forfeited or not exercised before expiration, become available for future grants.

Pursuant to the Stock Option Plans, the Company reserved for issuance 24,259,912 Ordinary shares. As of December 31, 2013, an aggregate of 944,274 Ordinary shares of the Company were still available for future grants.

On February 1, 2010, the Company's Board of Directors adopted an additional addendum to the share option plan allowing the allocation of short term options to grantees who are not residents of Israel or the United States, with a grant price of 90% of the closing market price of the shares on the NASDAQ on the date of grant of a respective option award. As of December 31, 2013, 1,000,000 Ordinary shares have been reserved for option grants under this addendum. As of December 31, 2013, an aggregate of 763,306 Ordinary shares of the Company, under this addendum, were still available for future grants.

Restricted Shares Units ("RSUs"):

In addition to granting stock options, since 2013, the Company started to routinely grant Restricted Stock Units ("RSUs") under the 1997 Plans. RSUs vest primarily over a four years period of employment. RSUs that are cancelled or forfeited become available for future grants.

Employee Stock Purchase Plan ("ESPP"):

On February 1, 2010 the Company's Board of Directors adopted the 2010 Employee Share Purchase Plan ("ESPP"), which provides for the issuance of a maximum of 2,000,000 Ordinary shares. Pursuant to the ESPP, eligible employees (including only Israeli and United States residents) could have up to 10% of their net income withheld, up to certain maximums, to be used to purchase the Company's Ordinary shares. The ESPP is implemented with overlapping one year Offering Periods, each one consisting of two purchases, once in every six-month period. The price of each Ordinary share purchased under the ESPP is equal to 90% of the closing price for the shares on the respective Offering Date.

During 2011, employees purchased 136,658 of Ordinary shares at average prices of $ 7.38. During 2013 and 2012, there was no offering under the ESPP.

The fair value for the year ended December 31, 2011 was estimated using the following weighted average assumptions:

Year ended December 31,
2011

Risk free interest rate	0.29%
Dividend yields	0%
Expected volatility	36%
Weighted average expected term from grant date (in years)	0.75

As of December 31, 2013, 1,744,440 Ordinary shares are available for issuance under future ESPP.

A summary of employees, consultants and directors option activity under the Company's Stock Option Plans as of December 31, 2013 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2013	6,316,548	10.38	2.68	40,796
Granted	2,147,995	14.31
Exercised	(890,258)	6.21
Expired	-	-
Forfeited	(500,774)	15.48

Outstanding at December 31, 2013	7,073,511	11.74	2.62	44,716

Exercisable at December 31, 2013	3,573,344	8.80	1.29	32,923

Vested and expected to vest at December 31, 2013	6,667,187	11.54	2.52	43,442

The aggregate intrinsic value of options outstanding at December 31, 2013, represents intrinsic value of 6,400,411 outstanding options that are in-the-money as of December 31, 2013. The remaining 673,100 outstanding options are out of the money as of December 31, 2013, and their intrinsic value was considered as zero.

The aggregate intrinsic value of options exercisable at December 31, 2013 represents intrinsic value of 3,375,344 outstanding options that are in-the-money as of December 31, 2013. The remaining 198,000 outstanding options are out of the money as of December 31, 2013, and their intrinsic value was considered as zero.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2011, 2012 and 2013 was $ 5.66, $ 6.16 and $ 5.02, respectively.

As of December 31, 2013, there was approximately $ 9,629 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.64 years. Total grant-date fair value of vested options for the year ended December 31, 2013 was approximately $ 11,504.

The options outstanding under the Company's Stock Option Plans as of December 31, 2013 have been separated into ranges of exercise price as follows:

Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$3.08-4.50	1,160,142	0.70	4.30	1,160,142	4.30
$5.79-7.81	1,460,550	1.03	7.56	1,342,650	7.56
$11.94-14.47	2,382,507	4.02	13.36	429,152	12.08
$15.09-19.30	2,070,312	3.21	16.98	641,400	17.38

	7,073,511			3,573,344

The following table summarizes information relating to RSUs, as well as changes to such awards during 2013:

Year ended December 31,
2013
Number in thousands

Outstanding at January 1, 2013	-
Granted	188,382
Vested	-
Forfeited	(3,167)

Outstanding as of December 31, 2013	185,215

As of December 31, 2013, there was approximately $ 1,511 of total unrecognized compensation costs related to non-vested RSUs granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.61 years

The weighted-average grant date fair value of RSUs granted during the year ended December 31, 2013 was $ 14.48.

Stock-based compensation was recorded in the following items

	Year ended December 31,
	2011	2012	2013

Cost of sales	$66	$66	$53
Research and development	1,124	1,103	1,562
Selling and marketing	3,135	3,298	2,552
General and administrative	1,133	916	1,207

Total Expenses	$5,458	$5,383	$5,374